OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables Net
Schedule of other receivables

	December 31,	December 31,
	2022	2021

Deposit for business acquisitions	$12,345,111	$13,485,383
Deposit for set-up of research center	86,150	94,107
Others	4,762,413	3,062,247
Allowance for doubtful accounts	(12,489,219)	(13,665,255)
Total other receivables, net	$4,704,455	$2,976,482

Schedule of movements of allowance for doubtful accounts

Beginning balance	$13,665,255	$32,937
(Write-off)/ Addition	(20,554)	13,471,554
Exchange rate effect	(1,155,482)	160,764
Ending balance	$12,489,219	$13,665,255